Other Income - Schedule of Other Income (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Other Income [Abstract]
Interest income	$ 43,143	$ 55,832	$ 52,991
Government grants	5,869	7,595	3,596
Total other income	$ 49,012	$ 63,427	$ 56,587